Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Schedule of Components of Accumulated Other Comprehensive Loss

The cumulative components at year end of accumulated other comprehensive loss for 2011 and 2010 are as follows:

	December 31,
In millions	2011	2010
Foreign currency translation	$50	$162
Adjustments related to pension and other benefit plans	(307)	(169)
Unrealized loss on derivative instruments	(8)	(3)

	$(265)	$(10)

Changes In Equity

Changes in equity for the three months ended March 31, 2012 and 2011 are as follows:

Three months ended March 31, 2012	Shareholders’ equity						Total equity
In millions	Outstanding shares	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Non-controlling interests
Balance at December 31, 2011	170.9	$2	$3,153	$292	$(265)	$19	$3,201
Net income	0	0	0	49	0	1	50
Other comprehensive income (loss)	0	0	0	0	40	0	40
Dividends declared	0	0	0	(43)	0	0	(43)
Purchase of non-controlling interest	0	0	(4)	0	0	0	(4)
Share-based employee compensation	1.3	0	(7)	0	0	0	(7)
Exercises of stock options	0.6	0	14	0	0	0	14

Balance at March 31, 2012	172.8	$2	$3,156	$298	$(225)	$20	$3,251

Three months ended March 31, 2011	Shareholders’ equity						Total equity
In millions	Outstanding shares	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Non-controlling interests
Balance at December 31, 2010	168.3	$2	$3,075	$219	$(10)	$20	$3,306
Net income	0	0	0	65	0	1	66
Other comprehensive income (loss)	0	0	0	0	69	0	69
Dividends declared	0	0	0	(43)	0	0	(43)
Share-based employee compensation	0.6	0	7	0	0	0	7
Exercises of stock options	0.6	0	10	0	0	0	10

Balance at March 31, 2011	169.5	$2	$3,092	$241	$59	$21	$3,415